Business Segment Information (Tables)	3 Months Ended
Mar. 31, 2012
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended March 31, 2012

Net revenue external customers	$2,104,584	$1,136,090	$3,240,674	$8,081	$3,248,755
Inter - segment revenue	3,452	-	3,452	(3,452)	-
Net revenue	2,108,036	1,136,090	3,244,126	4,629	3,248,755
Depreciation and amortization	(72,016)	(42,927)	(114,943)	(28,431)	(143,374)
Operating income	347,833	194,912	542,745	(39,779)	502,966
Income (loss) from equity method investees	2,982	67	3,049	2,448	5,497
Segment assets	13,974,231	5,889,591	19,863,822	2,124,166	21,987,988
thereof investments in equity method investees	254,408	381,567	635,975	1,780	637,755
Capital expenditures, acquisitions and investments(1)	1,760,581	38,886	1,799,467	27,753	1,827,220

Three months ended March 31, 2011

Net revenue external customers	$1,924,751	$1,055,233	$2,979,984	$3,867	$2,983,851
Inter - segment revenue	1,694	-	1,694	(1,694)	-
Net revenue	1,926,445	1,055,233	2,981,678	2,173	2,983,851
Depreciation and amortization	(68,227)	(40,349)	(108,576)	(27,408)	(135,984)
Operating income	312,107	171,011	483,118	(38,034)	445,084
Income (loss) from equity method investees	7,518	64	7,582	-	7,582
Segment assets	11,355,947	4,531,146	15,887,093	2,226,544	18,113,637
thereof investments in equity method investees	265,365	7,284	272,649	-	272,649
Capital expenditures, acquisitions and investments (2)	387,870	40,776	428,646	27,312	455,958

(1) North America acquisitions exclude $468,793 of non-cash acquisitions and International acquisitions exclude $652 of non-cash acquisitions for 2012.
(2) North America and International acquisitions exclude $6,000 and $848, respectively, of non-cash acquisitions for 2011.